BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal repayment obligation	$ 56,500	$ 119,217
Unamortized debt issuance costs and discounts	(2,813)	(8,123)
Carrying value	53,687	111,094
Paid-in-kind interest	508	3,317	$ 0
Senior Notes due 2028
Debt Instrument [Line Items]
Principal repayment obligation	56,500
Unamortized debt issuance costs and discounts	(2,813)
Carrying value	53,687
2020 Unsecured Note
Debt Instrument [Line Items]
Principal repayment obligation	0	16,000
Unamortized debt issuance costs and discounts	0	(2,376)
Carrying value	0	13,624
2019 Term Loan
Debt Instrument [Line Items]
Principal repayment obligation	0	43,217
Unamortized debt issuance costs and discounts	0	(4,942)
Carrying value	0	38,275
Paid-in-kind interest		3,300
2018 Term Loan
Debt Instrument [Line Items]
Principal repayment obligation	0	60,000
Unamortized debt issuance costs and discounts	0	(805)
Carrying value	$ 0	$ 59,195